Long-Term Debt, Term Loan Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 19, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2024
Long-Term Debt [Abstract]
Proceeds from borrowing		$ 0	$ 16,500	$ 0
Term Loan Facility [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity					$ 91,500
Minimum restricted cash deposits per mortgaged vessel					$ 250
Maximum loan to mortgaged vessels value ratio					65.00%
Committed Term Loan Facility [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity					$ 16,500
Proceeds from borrowing	$ 16,500
Uncommitted Term Loan Facility [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity					$ 75,000
Additional borrowing capacity		$ 75,000